THE MARSICO INVESTMENT FUND

Marsico Midcap Growth Focus Fund

Supplement dated June 28, 2022

to the Prospectus and Statement of Additional Information (“SAI”) dated January 31, 2022, as supplemented

The purpose of this supplement is to update information relating to the portfolio manager of the Marsico Midcap Growth Focus Fund. Effective June 29, 2022, Thomas F. Marsico will serve as a co-portfolio manager of the Marsico Midcap Growth Focus Fund.

Accordingly, the following related changes are made to the Prospectus and the SAI:

PROSPECTUS

In the Prospectus “Fund Summaries – Marsico Midcap Growth Focus Fund” section on page 12 under the heading “Management,” the sub-heading “Portfolio Manager” and the discussion thereunder are amended to state:

“Portfolio Managers: The Fund is co-managed by a team of managers. The members of the team who are jointly and primarily responsible for day-to-day management of the Fund are Brandon A. Geisler, who has managed the Fund since October 2011, and Thomas F. Marsico, who has co-managed the Fund since June 2022.”

In the Prospectus “Fund Management” section on page 32 under the heading “The Portfolio Managers,” the discussion of “The Midcap Growth Focus Fund” is amended to state:

“Brandon A. Geisler co-manages the Midcap Growth Focus Fund. Information relating to Mr. Geisler is provided above.

Thomas F. Marsico co-manages the Midcap Growth Focus Fund. Information relating to Mr. Marsico is provided above.”

STATEMENT OF ADDITIONAL INFORMATION

In the SAI “Portfolio Managers” section on page 76, the discussion under the heading “Portfolio Managers” is amended to state, “Brandon A. Geisler and Thomas F. Marsico are the portfolio managers of the Midcap Growth Focus Fund.”

In the SAI “Portfolio Managers” section on page 80 under the heading “Portfolio Manager Fund Ownership,” the table is amended to reflect that as of May 31, 2022, Thomas F. Marsico beneficially owned over $1,000,000 in shares of the Marsico Midcap Growth Focus Fund.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
FOR FUTURE REFERENCE